Long-term receivables, investments and other (Long-term receivables, investments and other) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 CAD ($) lb kg	Dec. 31, 2023 CAD ($) lb kg	Dec. 31, 2021 lb
Long-term receivables, investments and other [Abstract]
Derivatives	$ 103	$ 28,467
Investment tax credits	96,199	95,940
Amounts receivable related to tax dispute	209,125	209,125
Product loan	288,294	288,294
Other	3,268	2,108
Total (current and non current portion)	596,989	623,934
Less current portion	(1,093)	(10,161)
Net	$ 595,896	$ 613,773
Uranium [Member] | Orano Canada Inc [member]
Disclosure of products and services [line items]
Product loan maturity	December 31, 2028
Product loan quantity | lb	3,600,000	3,600,000	5,400,000
Repayment on loan receivable | lb	3,000,000	3,000,000
Undrawn Loan Receivables Quantity | lb	1,200,000
Undrawn Loan Maturity Date	December 31, 2027
Uranium conversion supply [Member] | Orano Canada Inc [member]
Disclosure of products and services [line items]
Product loan maturity	December 31, 2035
Product loan quantity | kg	1,148,200	1,148,200
Maximum quantity of raw materials | kg	1,148,200